                                                                  Toron, Inc.

                                                                  1207 Royal York Road

                                                                  Toronto, ON,

                                                                  Canada M9A 4B5

August 5, 2010

United States Securities and Exchange Commissiso

Division of Corporate Finance

100 F Street

Washington D.C. 20549

Re: Toron, Inc.

Attention: Christopher Owings

We are writing in response to your comments of July 17, 2010

Prospectus Summary, page 5

1.

We note that you anticipate that your website will be fully operational as of July 15, 2010. Please update the status of your website.

We have noted this comment and have updated the status of the website

Description of Business, page 21

2.

Please revise this section to clarify to better describe the status of your current operations and your proposed business operation, For example on page 21, please provide more information to explain what it means that your products are “full featured and fully integrated into our website” In addition, clarify what you mean by your disclosure "the use of our products will not require extensive training and does not require add on components from third party developers." Further, it is not clear how the $250 is applied to your reseller account. In this regard, will you buy the domain names for resell to your customers or do you intend to only be a resale conduit for Go Daddy and Network Solutions, Inc.

We have noted this comment and have revised our disclosure.

What is meant by “full featured and fully integrated into our website” Is our products and services will be available on our website and for easy customer use.

     The statement “the use of our products will not require extensive training and does not require add on components from third party developers” has been deleted.

     Additionally, we have revised our disclosure to better explain how the prepaid account works.

 “, in other words, customers would purchase domains or other products from us and pay us for their products and in turn Network Solutions will debit our prepaid account for the services purchased, if the prepaid account becomes overdrawn or has been debited  to a $0 balance we will be notified and will replenish the account”.

3. We note your response to comment two of our letter dated June 22, 2010. Please explain why customers would access your site to search for a domain name rather than going to Network Solutions, Inc. or Go Daddy. Please also provide the material terms required by these entities in granting reseller status. In this regard, discuss why your product will differ from those offered by established competitors. Finally, please describe your revenue model as a reseller. For example, how are prices for domain names, determined and what is the basis for your payment.

We have noted this comment and the main reason a potential customer may choose us over an more established competitor is that several of the domain names we will have listed will be part of a set and be for sale as a set in one transaction, rather than having to search for availability with other competitors, For Example: .com, .net, .org, .tv, .ca, .us, etc. while, other competitors provide a similar service potential users will have the ability to use the other competitors services as well as our own services and our listings will be exclusive to our web site. Also we have included our reseller agreements as exhibits 10.2, 10.3, 10.4 this further explains the terms of our agreements and have cross referenced these agreement in the appropriate section.

4. We note your disclosure concerning Cash Parking." Please revise to discuss what you mean by "parked domains." Also explain the advantage that would lead. an advertising partner to place an advertisement there. Please also clarify who gets the fees paid for the cash parking service as well as the various levels of offered parking.

We have noted this comment and have revised our disclosure to indicate what a parked domain is. Additionally, we have provided the following disclosure.

(a parked domain refers to the registration of an Internet domain name without that domain being used to provide services such as e-mail or a website).

Additionally, some cash parking services may offer the domain parking service for free; while some may require a small fee for the service. A service provider will be placing advertisements and links on a web page. Ideally, these links will be relevant to the domain name and to the key words that will lead a visitor to that page. The links are the addresses of the websites that need exposure; thus willing to pay incremental amounts for every click on the page that leads to theirs.

The host will then share the income from these advertisers on a fixed percentage. Through domain parking, the public is given more relevant links to check out. If the domain is easily accessed by search engines, then the advertisers on that page have a bigger chance of exposure. The service provider earns extra income for every click that is paid by advertisers.

Yours truly,

/s/Ljubisa Vujovic

Ljubisa Vujovic

President / CEO